Related Parties: Schedule of Transactions with Related Metallurgical Plants (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Related Metallurgical Plants, Steel segment products sales	$ 314,297		$ 387,215		$ 41,873
Related Metallurgical Plants, Ferroalloy segment products sales	36,141		19,002
Related Metallurgical Plants, Mining segment products sales	4,315		9,150		6,899
Related Metallurgical Plants, Other revenues	64,295	[1]	4,419	[1]	8,434	[1]
Related Metallurgical Plants, Total Revenues	419,048		419,786		57,206
Related Metallurgical Plants, Cost of goods for resale, production and operating expenses	1,528,053		1,213,426		115,448
Related Metallurgical Plants, Transportation expenses	27,573		14,993		2,371
Related Metallurgical Plants, Other expenses	128		123		9
Related Metallurgical Plants, Total Costs and Expenses	$ 1,555,754		$ 1,228,542		$ 117,828

[1]	Including power segment sales and services provided to related metallurgical plants by all segment companies.